Loan Payable and Related Party Loan (Details) - Schedule of Loan Payable and Related Party Loan - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Schedule of loan payable [Abstract]
Small and medium enterprises guarantee fund interest rate: 0.75% per annum (as at December 31, 2021: interest rate: 0.75% per annum)	€ 21,916	€ 21,916
Related party loan	128,910
Related party loan within 1 year	128,910
Loan payable, Total	150,826	21,916
Within 1 year [Member]
Schedule of loan payable [Abstract]
Current portion	6,203	6,203
Within 2 to 5 years [Member]
Schedule of loan payable [Abstract]
Non-current portion	€ 15,713	€ 15,713